Expense Example {- Franklin Federal Intermediate-Term Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin Federal Intermediate-Term Tax-Free Income Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 296
3 years	466
5 years	651
10 years	1,184
Class A1
Expense Example:
1 year	281
3 years	420
5 years	570
10 years	1,009
Class C
Expense Example:
1 year	213
3 years	372
5 years	651
10 years	1,447
Class R6
Expense Example:
1 year	41
3 years	150
5 years	270
10 years	619
Advisor Class
Expense Example:
1 year	47
3 years	167
5 years	298
10 years	$ 681